ASSETS ACQUISITION	12 Months Ended
Dec. 31, 2024
Asset Acquisition [Abstract]
ASSETS ACQUISITION

3. ASSETS ACQUISITION

In August 2022, the Group acquired 100% equity interest of Guangzhou XingHuo Online Education Technology Co., Ltd. (later renamed to Guangzhou XingHuo Online Computer Technology Co., Ltd., hereinafter referred to as "Guangzhou XingHuo") from Guangdong Shijixiao Education Technology Co., Ltd.. This acquisition was accounted for as an asset acquisition, as substantially all of the fair value of the gross assets acquired is concentrated in a business license, which was recorded in intangible assets and amortized on a straight-line basis over its estimated useful life.

The Group did not make any asset acquisitions during the year ended December 31, 2023.

The Group did not make material asset acquisition during the year ended December 31, 2024.